EXHIBIT 99.1

John Deere Owner Trust 2006

Statement to Noteholders

$183,500,000   Class A-1 5.36417% Asset Backed Notes due July 13, 2007

$123,000,000   Class A-2 5.41% Asset Backed Notes due November 17, 2008

$272,000,000   Class A-3 5.38% Asset Backed Notes due July 15, 2010

$211,970,000   Class A-4 5.39% Asset Backed Notes due June 17, 2013

$12,040,248 Asset Backed Certificates

Payment Date:		15-Mar-07

(1) Before giving effect to distributions on this Payment Date:

(a)	(i) outstanding principal amount of Class A-1 Notes:	$31,714,222.31
	(ii) A-1 Note Pool Factor:	0.1728295

(b)	(i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
	(ii) A-2 Note Pool Factor:	1.0000000

(c)	(i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
	(ii) A-3 Note Pool Factor:	1.0000000

(d)	(i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
	(ii) A-4 Note Pool Factor:	1.0000000

(e)	(i) Certificate Balance	$12,040,248.00
	(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a)	Class A-1 Notes:	$30,228,561.88
	per $1,000 original principal amount:	$164.73

(b)	Class A-2 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(c)	Class A-3 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(d)	Class A-4 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(e)	Total	$30,228,561.88

(3) (a) Amount of interest being paid on Notes:

	(i) Class A-1 Notes:	$132,315.93
	per $1,000 original principal amount:	$0.72

	(ii) Class A-2 Notes:	$554,525.00
	per $1,000 original principal amount:	$4.51

$1,219,466.67
(iii) Class A-3 Notes:	$4.48
per $1,000 original principal amount:
$952,098.58
(iv) Class A-4 Notes:	$4.49
per $1,000 original principal amount:

(v) Total	$2,858,406.18

(4) (a) Pool Balance (excluding accrued interest)
(i) at beginning of related Collection Period:	$639,975,032.82
(ii) at end of related Collection Period:	$610,332,810.32

(b) Note Value
(i) at beginning of related Collection Period:	$650,724,470.61
(ii) at end of related Collection Period:	$620,495,908.73

(c) Pool Face Amount
(i) at beginning of related Collection Period:	$753,598,676.55
(ii) at end of related Collection Period:	$716,458,120.31

(5) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$1,485,660.43
(ii) A-1 Note Pool Factor:	0.0080962

(b) (i) outstanding principal amount of Class A-2 Notes:	$123,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$12,040,248.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$533,312.53
per $1,000 original principal amount:	$0.66
(a) Amount of Servicing Fee earned:	$533,312.53
(b) Amount of Servicing Fee paid:	$533,312.53
(c) Amount of Servicing Fee Shortfall:	$0.00

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$12,037,654.00
(ii) Specified Reserve Account Balance:	$12,037,654.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$1,299,490.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.21%

(11) (i) Face Amount of Receivables 60 days or more past due:	$15,839,570.00
(ii) Face Amount of Receivables 60 days or more past due as a% of the Pool Face Amount:	2.21%
(iii) Face Amount of Receivables 60 days or more past due as a% of the Pool Balance:	2.60%
(iv) Rolling three month 60 days or more past due as a% of Pool Balance (Average Delinquency Ratio):	2.26%

(12) (i) Aggregate amount of net losses for the collection period	$152,519.18
(ii) cumulative amount of net losses:	$488,933.07
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.06%

(13) If the payment Date is in June 2008 or December 2008:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA